Note 16 - Earnings Per Share (Details Textual)	1 Months Ended	2 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 05, 2018	Jan. 31, 2019 shares	Dec. 31, 2017 shares	Dec. 05, 2018 shares	Oct. 31, 2018 shares	Oct. 31, 2017 shares	Oct. 31, 2016 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			21,815,963	21,118,267		770,171
Dividends, Common Stock, Ratio	1				1
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		34,100,000
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		2,783,479
Series A Preferred Stocks [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		2,450,980